Basis of Presentation and Summary of Significant Accounting Policies - Schedule of Basic and Diluted Net Income (loss) Per Ordinary Share (Detail) - USD ($)			3 Months Ended		6 Months Ended
		Jan. 18, 2021	Jun. 30, 2021	Mar. 31, 2021	Jun. 30, 2021
Numerator:
Net gain from investments held in Trust Account			$ 6,781		$ 6,781
Net loss		$ (10,484)	(5,304,203)	$ 998,092	(4,306,111)
Denominator:
Weighted average shares outstanding , basic and diluted	[1],[2]	6,000,000
Basic and diluted net income (loss) per share		$ 0.00
Class A Ordinary Shares [Member]
Numerator:
Net gain from investments held in Trust Account			6,781		6,781
Net income attributable to Class A ordinary shares			$ 6,781		$ 6,781
Denominator:
Weighted average shares outstanding , basic and diluted			27,500,000		27,500,000
Basic and diluted net income (loss) per share			$ 0.00		$ 0.00
Class B Ordinary Shares [Member]
Numerator:
Net loss			$ (5,304,203)		$ (4,306,111)
Net income attributable to Class A ordinary shares			(6,781)		(6,781)
Net loss attributable to Class B ordinary shares			$ (5,310,984)		$ (4,312,892)
Denominator:
Weighted average shares outstanding , basic and diluted			6,875,000		6,608,477
Basic and diluted net income (loss) per share			$ (0.77)		$ (0.65)

[1]	On February 25, 2021, the Company effected a share capitalization, resulting in an aggregate of 6,900,000 Class B ordinary shares outstanding. All shares and associated amounts have been retroactively restated to reflect the share capitalization (see Note 4).
[2]	This number excludes an aggregate of up to 900,000 Class B ordinary shares subject to forfeiture if the over-allotment option is not exercised in full or in part by the underwriter.